New Accounting Pronouncements	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
3. New Accounting Pronouncements

The Company has adopted the following new accounting standards and interpretations effective February 1, 2019, unless otherwise noted. These changes were made in accordance with the applicable transitional provisions.

(a)	IFRS 16 – Leases (“IFRS 16”)

IFRS 16 specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is twelve months or less or the underlying asset has a low value. IFRS 16 replaces IAS 17 Leases, IFRIC 4 Determining Whether an Arrangement Contains a Lease, SIC-15 Operating Leases – Incentives, and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. On February 1, 2019, the Company adopted IFRS 16 and applied IFRS 16 retrospectively to each prior reporting period presented.

In accordance with IFRS 16, the Company determines if an arrangement is a lease at inception based on whether there is an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from the use of the asset and whether the Company has the right to direct the use of the asset. The Company has operating leases, on office and facility spaces, and no financing leases. Operating lease right-of-use (“ROU”) assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. See Note 9 for further disclosures and detail regarding the Company’s operating leases.

For leases with terms greater than twelve (12) months, the Company records the related ROU asset and lease obligation at the present value of lease payments over the term. Leases may include fixed rental escalation clauses, renewal options and / or termination options that are factored into the determination of lease payments when appropriate. The Company’s leases do not provide a readily determinable implicit rate; therefore, an estimate of the Company’s incremental borrowing rate is used to discount the lease payments based on information available at the lease commencement date. The discount rate used was 14.4%.

The adoption of IFRS 16 resulted in the recognition of ROU assets of $1,974,759 and lease liabilities of $1,906,403 in July 2018.

The following new accounting standards and interpretations have been adopted by the Company subsequent to January 31, 2020.

(b)	IAS 1 – Presentation of Financial Statements (“IAS 1”)

IAS 1 sets out the overall requirements for financial statements, including how they should be structured, the minimum requirements for their content and overriding concepts such as going concern, the accrual basis of accounting and the current/non-current distinction. The standard requires a complete set of financial statements to comprise a statement of financial position, a statement of profit or loss and other comprehensive income, a statement of changes in equity and a statement of cash flows.

IAS 1 has been revised to incorporate a new definition of “material” and IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors has been revised to refer to this new definition in IAS 1. The amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.

As of February 1, 2020, the Company has adopted IAS 1 and has concluded that, based on its current operations, the adoption of IAS 1 had no significant impact on the Company’s consolidated financial statements.

(c)	IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”)

IAS 8 is applied in selecting and applying accounting policies, accounting for changes in estimates and reflecting corrections of prior period errors. The standard requires compliance with any specific IAS applying to a transaction, event or condition, and provides guidance on developing accounting policies for other items that result in relevant and reliable information. Changes in accounting policies and corrections of errors are generally retrospectively accounted for, whereas changes in accounting estimates are generally accounted for on a prospective basis. The amendment is effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.

As of February 1, 2020, the Company has adopted IAS 8 and has concluded that, based on its current operations, the adoption of IAS 8 had no significant impact on the Company’s consolidated financial statements.